Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Assets and Liabilities Classified as Held for Sale

The table below presents the major types of assets and liabilities of Aegon Ireland plc. included in assets and liabilities classified as held for sale on the consolidated statement of financial position.

Amounts in EUR million	2017
Assets
Cash and cash equivalents	260
Investments	139
Investments for account of policyholders	4,775
Derivatives	57
Deferred tax assets	5
Deferred expenses	6
Other assets and receivables	7
Total assets	5,249

Liabilities
Insurance contracts for account of policyholders	1,346
Investment contracts for account of policyholders	3,518
Derivatives	74
Deferred gains	43
Other liabilities	18
Accruals	3
Total liabilities	5,003